ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 — ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

At December 31,	2017	2016
Accounts payable	$330	$2,866
Payroll and benefits	5,897	5,672
Interest	3,437	4,042
Due to owners on chartered in vessels	867	856
Accrued drydock, repairs and vessel betterment costs	1,838	1,608
Bunkers and lubricants	1,893	2,787
Charter revenues received in advance	918	6,725
Insurance	575	2,650
Accrued vessel expenses	3,369	6,804
Accrued general and administrative expenses	1,599	2,644
Other	2,082	1,583
Total accounts payable, accrued expense and other current liabilities	$22,805	$38,237